Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
                                                        April 26, 2001
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated April 26, 2001


Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:



--------------------------------- ---------------------------
Fund Name                         Class
--------------------------------- ---------------------------
The Internet Fund                 Advisor Class A Shares
--------------------------------- ---------------------------
The Medical Fund                  Advisor Class A Shares
--------------------------------- ---------------------------
The New Paradigm Fund             Advisor Class A Shares
--------------------------------- ---------------------------


    Please retain this Supplement with your Prospectus for future reference.




                                                                 Advisor Classes
Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
                                                                 April 26, 2001
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated April 26, 2001


Please note that Advisor classes B and C shares discussed in the Kinetics Government Money Market Fund - Advisor Classes Prospectus dated April 26, 2001 are currently not available to shareholders.





         Please retain this Supplement with your Statement of Additional Information for future reference.




                                                    No Load and Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
The Kinetics Government Money Market Fund
                                                                  April 26, 2001
--------------------------------------------------------------------------------
              Supplement to the Statement of Additional Information
                              dated April 26, 2001


Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:



--------------------------------- ---------------------------
Fund Name                         Class
--------------------------------- ---------------------------
The Internet Fund                 Advisor Class A Shares
--------------------------------- ---------------------------
The Medical Fund                  Advisor Class A Shares
--------------------------------- ---------------------------
The New Paradigm Fund             Advisor Class A Shares
--------------------------------- ---------------------------

Please retain this Supplement with your Statement of Additional Information for future reference.